THE INSTITUTIONAL FUND

                               1996 Annual Report

        CONTENTS

   2    The Institutional Fund
   3    Fund Profile
   4    The Money Market Portfolio
   7    Statement of Assets and Liabilities
   7    Statement of Operations
   8    Statements of Changes in Net Assets
   9    Financial Highlights
  10    Notes To Financial Statements
  11    Independent Auditors' Report

        THE PORTFOLIO

  12    Statement of Assets and Liabilities
  12    Statement of Operations
  13    Statements of Changes in Net Assets
  14    Financial Highlights
  15    Notes To Financial Statements
  16    Independent Auditors' Report

The Institutional Fund

The Institutional Fund finished 1996 with a total return for the year that placed it among the top 16% of institutional money market funds in the nation,* maintaining its position as a valuable cash management tool. The average annual total return of The Institutional Fund from its inception on June 15, 1994 through December 31, 1996 was 5.53 percent.

After shortening the average maturity of The Institutional Fund early in 1996 based on the market's anticipation of rising interest rates, the Fund began, late in the year, to extend the maturity of its portfolio. As you will recall, we generally shorten the portfolio's average maturity when interest rates are rising, so we have the ability to reinvest assets at higher rates as our investments mature. However, as the market anticipated an increase in rates by the Federal Reserve Board in the fall, yields became available on maturities in the 180 to 360 day range that we found too attractive to miss.

Between September 9 and October 15, we increased the average maturity of the Fund from 48 to 90 days. As higher rates failed to materialize and yields eventually declined, we gained a significant advantage in yield from our decision to lengthen the average maturity of the Fund when we did. In hindsight, we took the right action and benefited accordingly.

We will continue to actively manage the portfolio of The Institutional Fund in an effort to earn the highest possible yields for our shareholders while maintaining our commitment to portfolio quality.

*The Institutional Fund was ranked #19 of 119 institutional money market funds for the 12 months ended December 31, 1996, according to IBC/Donoghue.


RECENT TOTAL RETURNS for the periods ended December 31, 1996

                                       1 year


The Institutional Fund                   5.43%

The Average Institutional
 Money Market Fund                       5.23%

Source: IBC Donoghue, Inc.


PORTFOLIO EXPOSURE as of December 31, 1996

pie chart:


Commercial Paper                   49.5%
U.S. Government Obligations         8.1%
Repurchase Agreements               9.3%
Corporate Obligations              33.1%


(graphic)

Fund Profile

INVESTMENT OBJECTIVE
The  Institutional   Fund's  objective  is  to  maximize  current  income  while maintaining stable asset values through investment in a portfolio of high quality money market instruments.

MINIMUM INVESTMENT
The minimum Institutional Fund investment is $5 million.

SETTLEMENT
The Institutional Fund will accept purchases and redemptions daily prior to 3 p.m. Eastern Time.

INCOME DISTRIBUTION
Income dividends are declared daily and paid monthly. Dividends may be reinvested or paid in cash.

SALES CHARGE SCHEDULE
There are no sales charges for the purchase or redemption of fund shares. The Institutional Fund is a no-load mutual fund.

EXPENSES
We strive to maintain a level of expenses that is below the industry average for institutional money market funds.

STABLE ASSET VALUES
The Fund will seek to maintain a stable net asset value of $1 per share, although there is no assurance it will be able to do so. Investments in The Institutional Fund are neither insured nor guaranteed by the U.S. Government.


                                                        Money Market Portfolio
                                            Portfolio of Investments as of December 31, 1996


                                                                                                                      AMORTIZED
                                                                                FACE AMOUNT                                COST


COMMERCIAL PAPER - 49.5%
  American Trading & Products, 5.35%, due 1/14/97                                 $4,000,000                         $3,992,272
  Bell South, 5.42%, due 1/21/97                                                   5,030,000                          5,014,854
  Calcot, 5.75%, due 2/21/97                                                       3,000,000                          2,975,562
  Calcot, 5.40%, due 1/24/97                                                       5,000,000                          4,982,750
  Calcot, 5.36%, due 1/22/97                                                       5,000,000                          4,984,367
  Cargill Financial, 5.58%, due 6/16/97                                            5,000,000                          4,871,350
  Coca-Cola Company, 5.80%, due 1/17/97                                           15,000,000                         14,961,333
  Equitable of Iowa, 5.61%, due 1/17/97                                           12,000,000                         11,970,080
  Fingerhut Owners Trust, 5.50%, due 1/09/97                                      10,000,000                          9,987,778
  Fleet Funding, 5.48%, due 1/24/97                                                2,200,000                          2,192,298
  Hertz Corporation, 5.90%, due 1/03/97                                           10,000,000                          9,996,722
  Hitachi America Ltd., 5.35%, due 3/25/97                                         8,160,000                          8,059,349
  JC Penney Funding, 5.39%, due 3/27/97                                           15,000,000                         14,809,104
  Merrill Lynch & Company, 5.55%, due 6/13/97                                      5,000,000                          4,874,354
  Michigan Consolidated Gas, 5.33%, due 2/07/97                                    8,000,000                          7,956,175
  National Rural Utilities, 5.31%, due 2/14/97                                     4,200,000                          4,172,742
  PHH Corporation, 5.50%, due 1/17/97                                             10,000,000                          9,975,556
  Portland General Electric, 5.33%, due 1/21/97                                   10,000,000                          9,970,389
  Receivables Capital Corporation, 5.75%, due 1/15/97                             10,000,000                          9,977,639
  Toyota Motor Company, 5.31%, due 2/06/97                                         8,000,000                          7,957,520
  WMX Technologies, 5.60%, due 5/13/97                                            20,000,000                         19,589,333

TOTAL COMMERCIAL PAPER                                                                                              ===========
  (Cost $173,271,527)                                                                                               173,271,527
                                                                                                                    -----------
CORPORATE OBLIGATIONS - 33.1%
  American Home Products Corporation, 6.875%, due 4/15/97                          1,005,000                          1,008,499
  American General Finance, 7.75%, due 1/15/97                                       450,000                            450,335
  Associates Corporation, 6.875%, due 1/15/97                                        425,000                            425,179
 *Bank One Capital Demand Note, 5.95%, next redemption
   date 1/02/97, due 4/01/2113                                                     3,536,000                          3,536,000
  Bell Atlantic Corporation, 7.22%, due 6/16/97                                    4,000,000                          4,029,304
  Bell Tri LSG, 8.05%, due 2/19/97                                                   500,000                            501,663
 *Care Life Project Floating Rate Note, 5.80%, next
   redemption date 1/02/97, due 8/01/2111                                          1,350,000                          1,350,000
 *Caterpillar Financial Incorporated Floating Rate Note,
   5.654%, due 6/20/97                                                             1,000,000                          1,000,473
  Caterpillar Incorporated, 5.05%, due 1/15/97                                       500,000                            499,933
  Central Illinois Public Service, 6.125%, due 7/01/97                             2,000,000                          2,003,840
  Chase Manhattan Bank, 7.875%, due 1/15/97                                          750,000                            750,574
  Consolidated Rail, 6.00%, due 7/01/97                                              142,000                            141,977



Money Market Portfolio, continued


  Cooper Industries, 7.77%, due 10/21/97                                           5,000,000                          5,063,808
  Cooper Industries, 7.81%, due 10/15/97                                           3,000,000                          3,038,398
 *Espanola/Nambe Variable Rate Demand Note, 5.84%, next
   redemption date 1/02/97, due 6/01/2006                                          2,500,000                          2,500,000
  Ford Capital, 9.75%, due 6/05/97                                                 3,700,000                          3,755,316
  Ford Holdings, 9.25%, due 7/15/97                                                3,168,000                          3,220,923
  Ford Motor Credit Corporation, 6.75%, put date 7/15/97                             350,000                            351,922
  GE Capital Corporation, 7.00%, due 4/03/97                                       1,518,000                          1,522,190
  GE Capital Corporation, 4.55%, due 10/27/97                                      2,500,000                          2,471,888
 *General Motors Acceptance Corporation Floating Rate Note,
   5.68%, next redemption date 4/13/97, due 4/13/98                               10,000,000                         10,000,000
  General Motors Acceptance Corporation, 7.40%, due 1/14/97                          170,000                            170,130
  General Motors Acceptance Corporation, 7.80%, due 5/05/97                        9,200,000                          9,264,405
  General Motors Acceptance Corporation, 7.90%, due 5/01/97                        1,500,000                          1,509,712
  General Telephone, California, 6.75%, due 12/01/97                               2,500,000                          2,500,000
  General Nutrition Corporation, 11.375%, put date 3/03/97                         5,000,000                          5,183,933
  Golden West Financial, 10.25%, due 5/15/97                                         475,000                            482,422
 *Hancor Incorporated Floating Rate Note, 5.84%, next
   redemption date 1/02/97, due 12/01/2004                                           800,000                            800,000
  Hertz Corporation, 10.125%, due 3/01/97                                          2,000,000                          2,014,965
  Marshall & Isley, 7.375%, due 10/31/97                                          10,000,000                         10,125,300
  Michigan Consolidated Gas, 6.25%, due 5/01/97                                    1,500,000                          1,502,857
  Minnesota Mining & Manufacturing, 6.375%, due 6/16/97                            1,000,000                          1,001,186
  Morgan Stanley Incorporated, 7.32%, due 1/15/97                                    500,000                            500,292
 *Mubea, Incorporated Floating Rate Note, 5.84%, next
   redemption date 1/02/97, due 12/01/2004                                         5,000,000                          5,000,000
  NBD Bank N.A., 7.875%, due 1/21/97                                                 250,000                            250,266
  Philip Morris Companies, 9.25%, due 12/01/97                                     1,568,000                          1,615,090
  Philip Morris Companies, 9.75%, due 5/01/97                                        814,000                            824,532
  Philip Morris Companies, 8.75%, due 6/15/97                                        500,000                            506,712
  Philip Morris Companies, 7.50%, due 3/15/97                                        870,000                            873,155
 *Presrite Corporation Floating Rate Note, 5.84%, next
   redemption date 1/02/97, due 1/01/2004                                          2,540,000                          2,540,000
 *Seariver Maritime Financial Holdings Floating Rate Note,
   5.405%, next redemption date 1/02/97, due 10/01/2111                            7,000,000                          7,000,000
  Sears Roebuck & Company, 6.66%, due 5/20/97                                      1,000,000                          1,003,456
  Sears Roebuck & Company, 7.41%, due 6/11/97                                        100,000                            100,629
  Southern California Edison, 5.90%, due 1/15/97                                   1,000,000                          1,000,237
  Virginia Electric & Power, 7.25%, due 3/01/97                                    3,250,000                          3,258,635
 *White Castle Corporation, Floating Rate Note, 5.84%,
   next redemption date 1/02/97, due 12/01/2010                                    9,000,000                          9,000,000

TOTAL CORPORATE OBLIGATIONS                                                                                         ===========
  (Cost $115,650,136)                                                                                               115,650,136
                                                                                                                    -----------
U.S. TREASURY NOTES - 4.0%
  U.S. Treasury Note, 6.00%, due 8/31/97                                           4,000,000                          4,005,201
  U.S. Treasury Note, 6.00%, due 11/30/97                                         10,000,000                         10,043,606

TOTAL U.S. TREASURY NOTES                                                                                           ===========
  (Cost $14,048,807)                                                                                                 14,048,807
                                                                                                                    -----------



Money Market Portfolio, continued


U.S. TREASURY BILLS - 0.0%
  U.S. Treasury Bill, 4.906%, due 1/09/97                                             63,100                             63,031

TOTAL U.S. TREASURY BILLS                                                                                             =========
  (Cost $63,031)                                                                                                         63,031
                                                                                                                      ---------

U.S. GOVERNMENT OBLIGATIONS - 4.1%
  Federal Home Loan Mortgage Corporation, 5.10%,
   due 1/13/97                                                                       100,000                             99,995
  Federal Home Loan Mortgage Corporation, 6.47%,
   due 7/07/97                                                                       500,000                            501,978
  Federal Home Loan Bank Note, 5.50%, due 3/21/97                                    235,000                            235,000
  Federal Farm Credit, 5.32%, due 2/03/97                                            200,000                            199,895
 *Federal Home Loan Bank Floating Rate Note, 5.803%,
   due 4/08/97, next redemption date 1/02/97                                       2,000,000                          2,000,863
 *Student Loan Marketing Association Floating Rate Note,
   5.48%, due 8/03/99, next redemption date 7/02/96                                4,350,000                          4,353,782
 *Student Loan Marketing Association Floating Rate Note,
   5.43%, due 11/10/98, next redemption date 7/02/96                               5,000,000                          5,000,000
 *Student Loan Marketing Association Floating Rate Note,
   5.41%, due 11/24/97, next redemption date 7/02/96                               2,000,000                          1,999,816
  Tennesee Valley Authority, 6.00%, due 1/15/97                                      100,000                            100,009

TOTAL U.S. GOVERNMENT OBLIGATIONS                                                                                    ==========
  (Cost $14,491,338)                                                                                                 14,491,338
                                                                                                                     ----------

REPURCHASE AGREEMENTS - 9.3%
   (Collateralized by U.S. government obligations -
     market value $32,927,954)
  Paine Webber Incorporated, dated 12/31/96, 6.35%,
   due 1/02/97                                                                    21,000,000                         21,000,000
  Prudential Bache Securities, dated 12/31/96,
   6.75%, due 1/02/97                                                             11,550,000                         11,550,000

TOTAL REPURCHASE AGREEMENTS                                                                                          ==========
  (Cost $32,550,000)                                                                                                 32,550,000
                                                                                                                     ----------

TOTAL INVESTMENTS - 100%                                                                                           ============
  (Cost $350,074,839)                                                                                              $350,074,839
                                                                                                                   ------------

  * - Floating Rate as of 12/31/96.

  See accompanying notes to financial statements


STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


                                                          The
                                                Institutional
                                                         Fund


  Assets:

    Investment in corresponding portfolio        $232,942,318
    Unamortized organizational costs                    7,924
    Prepaid expenses and other assets                     929
                                                 ============
  Total Assets                                    232,951,171
                                                 ------------

  Liabilities:
    Dividends payable                                 778,510
    Accrued transfer agent and
     administrative fees                               19,600
    Other accrued liabilities                          10,683
                                                 ============
  Total Liabilities                                   808,793
                                                 ------------

  Net Assets:

    Capital                                       232,142,378
                                                 ============
  Net Assets                                     $232,142,378
                                                 ------------

  Capital Stock Outstanding                       232,142,378


  Net Asset Value, Offering and
  Redemption Price Per Share                            $1.00
                                                 ------------

  See accompanying notes to financial statements


STATEMENT OF OPERATIONS
For the year ended December 31, 1996
                                                                                 The
                                                                       Institutional
                                                                                Fund


  Net Investment Income From Corresponding Portfolio:
    Interest                                                             $11,355,703
    Expenses                                                               (381,437)
                                                                         -----------

  Total Net Investment Income From Corresponding Portfolio                10,974,266
                                                                         -----------

  Fund Expenses:
    Legal fees                                                                 1,730
    Audit fees                                                                 5,929
    Printing and Postage                                                       4,771
    Administrative fee                                                        62,698
    Transfer agent fees                                                      124,592
    Trustees fees and expenses                                                 5,805
    Insurance                                                                  2,738
    Distribution plan                                                         40,180
    Registration expense                                                       1,084
    Amortization of organizational costs                                       3,203
    24f-2 filing fee                                                          19,575
    Other expenses                                                             5,019
                                                                         -----------

    Total expenses                                                           277,324
    Expenses reimbursed by adviser                                         (147,915)
                                                                         -----------

    Total Expenses - net                                                     129,409
                                                                         -----------

    INVESTMENT INCOME - NET                                               10,844,857
                                                                         -----------

  NET INCREASE (DECREASE) IN NET ASSETS RESULTING  FROM OPERATIONS       $10,844,857
                                                                         ===========

  See accompanying notes to financial statements


STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1996


                                                                             The
                                                                   Institutional
                                                                            Fund


INCREASE IN NET ASSETS:                                     1996            1995

OPERATIONS:
  Investment income - net                                $10,844,857     $3,327,472
                                                         -----------     ----------

  Net increase in net assets resulting
   from operations                                        10,844,857      3,327,472
                                                         -----------     ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Investment income - net                               (10,844,857)    (3,327,472)
                                                         -----------     ----------

  Net decrease in net assets resulting
    from dividends and distributions                    (10,844,857)    (3,327,472)

CAPITAL TRANSACTIONS:
  Net proceeds from sales                              1,024,281,687    389,173,505
  Reinvestment of dividends                                4,122,320      1,987,756
  Cost of redemptions                                  (909,466,834)  (337,450,306)
                                                       ------------    ------------

  Net increase in net assets
    resulting from capital share transactions            118,937,173     53,710,955
                                                       ------------    ------------

TOTAL INCREASE IN NET ASSETS                             118,937,173     53,710,955

NET ASSETS - Beginning of period                         113,205,205     59,494,250
                                                       ------------    ------------

NET ASSETS - End of period                              $232,142,378   $113,205,205
                                                       =============   ============

SHARE TRANSACTIONS:
  Issued                                               1,024,281,687    389,173,505
  Reinvested                                               4,122,320      1,987,756
  Redeemed                                             (909,466,834)  (337,450,306)
                                                       ------------    ------------

  Change in shares                                       118,937,173     53,710,955
                                                       =============   ============

  See accompanying notes to financial statements


FINANCIAL HIGHLIGHTS
Selected per share data and ratios for an average share outstanding during each period based upon audited financial statements

                                                                                    The Institutional Fund
                                                                                    Year Ended December 31,

                                                                                                               For the Period
                                                                      Year Ended December 31,                   June 15, 1994 2
                                                                    1996                      1995      to  December 31, 1994


NET ASSET VALUE, BEGINNING OF PERIOD                               $1.00                     $1.00                      $1.00

  INCOME FROM INVESTMENT OPERATIONS

  Net Investment Income                                             0.05                      0.06                       0.03

  Total From Investment Operations                                  0.05                      0.06
                                                                  ======                    ======                     ======

LESS DISTRIBUTIONS

  Dividends (from net investment income)                          (0.05)                    (0.06)                     (0.03)
                                                                  ======                    ======                     ======

  Total Distributions                                             (0.05)                    (0.06)                     (0.03)
                                                                  ======                    ======                     ======

NET ASSET VALUE, END OF PERIOD                                     $1.00                     $1.00                      $1.00
                                                                  ======                    ======                     ======

TOTAL RETURN                                                       5.43%                     6.01%                       4.80% 1

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period ($000)                               232,142                   113,205                     59,494
  Ratio of Expenses to Average Net Assets                          0.25%                     0.25%                       0.20% 1
  Ratio of Net Investment Income to Average
   Net Assets                                                      5.30%                     5.87%                       4.51% 1
  Ratio of Expenses to Average Net Assets,
   before waiver of fees *                                         0.46%                     0.55%                       0.46% 1
  Ratio of Net Investment Income to Average
   Net Assets, before waiver of fees *                             5.09%                     5.57%                       4.25% 1

  1 Annualized
  2 Date of commencement of operations
  * Includes fees waived in corresponding portfolio

  See accompanying notes to financial statements


NOTES TO FINANCIAL STATEMENTS
December 31, 1996

1.  ORGANIZATION
The Flex-Partners Trust was organized in 1992 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Institutional Fund (the "Fund") commenced operations on June 15, 1994 when the Fund began investing all of its investable assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objectives as the Fund. On December 31, 1996 The Institutional Fund held approximately 66% of the total assets of The Money Market Portfolio.

The  financial   statements  of  the  Portfolio,   including  the  Portfolio  of
Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

2.  SIGNIFICANT ACCOUNTING POLICES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments - Valuation of securities by the Portfolio is discussed at Note 1 of the Notes to Financial Statements of the Money Market Portfolio which are included elsewhere in this report.

Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Organizational Costs - The cost related to the organization of the Fund has been deferred and is being amortized on a straight-line basis over a five-year period.

3.  INVESTMENT ADVISORY, ACCOUNTING AND TRANSFER AGREEMENTS
R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management research, statistical and advisory services.

Mutual Funds Service Co., (MFS), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder servicing agent for the Fund. Subject to a $4,000 annual minimum fee the Fund incurs an annual fee equal to or the greater of $20 per shareholder account or 0.06% of the Fund's average net assets, payable monthly.

MFS also provides the Trust with certain administrative services. The Fund incurs an annual fee, payable monthly, of .03% of the Fund's average net assets.

The Fund has adopted a distribution expense plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plans"). Pursuant to the Plans, the Fund may annually incur certain expenses associated with the distribution of fund shares in amounts not to exceed 3/100 of 1% of the Fund's average net assets.

Certain officers and/or trustees of the Fund and the Portfolio are officers and/or directors of MII, RMA and MFS.

4.  CAPITAL SHARE TRANSACTIONS
At December 31, 1996, an indefinite number of shares of $0.10 par value stock were authorized in the Fund and capital amounted to $232,142,378 in The Institutional Fund. Transactions in capital stock are included elsewhere in this report.

INDEPENDENT AUDITORS' REPORT



The Shareholders and Board of Trustees
The Flex-Partners' Trust
The Institutional Fund:

We have audited the accompanying statement of assets and liabilities of The Flex-Partners' Trust, The Institutional Fund (Fund) as of December 31, 1996, and the related statement of operations, statement of changes in net assets and the financial highlights for the period indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1996, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Flex-Partners' Trust, The Institutional Fund at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period indicated herein, in conformity with generally accepted accounting principles.




                                                         KPMG Peat Marwick LLP
Columbus, Ohio
January 31, 1997


STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996


                                                        Money
                                                       Market
                                                    Portfolio


Assets:

  Investments at market value*                   $317,524,839
  Repurchase agreements*                           32,550,000
  Cash                                                248,915
  Interest receivable                               3,167,087
  Dividends receivable                                      -
  Prepaid/Other assets                                    844
  Unamortized organization costs                        2,545
                                                 ============

Total Assets                                      353,494,230
                                                 ------------

Liabilities:

  Payable for futures contract settlement                   -
  Payable to corresponding Fund                       505,357
  Payable to investment adviser                        46,355
  Accrued fund accounting fees                          6,313
  Other accrued liabilities                             5,980
                                                 ============

Total Liabilities                                     564,005
                                                 ------------

Net Assets:

  Capital                                         352,930,225
  Net unrealized gain (loss) on investments                 -
                                                 ============

Net Assets                                       $352,930,225
                                                 ------------

*Securities at cost                               350,074,839


See accompanying notes to financial statements


tatement of Operations
For the year ended December 31, 1996

                                                                  Money
                                                                 Market
                                                              Portfolio


INVESTMENT INCOME - NET:
  Interest                                                  $20,131,315
  Dividends                                                           -
                                                            ===========

Total Investment Income                                      20,131,315
                                                            -----------

Expenses:
  Investment advisory fees                                    1,060,982
  Legal fees                                                      1,522
  Audit fees                                                     13,848
  Custodian fees                                                 21,008
  Accounting fees                                                74,002
  Trustees fees and expenses                                      4,938
  Insurance                                                       3,913
  Amortization of organization cost                               4,992
  Other expenses                                                  3,720
                                                           ============

 Total Expenses                                               1,188,925
  Investment advisory fees waived                             (512,876)
  Directed brokerage payments received                                -
                                                           ============

Total Expenses - net                                            676,049
                                                           ------------

INVESTMENT INCOME - NET                                      19,455,266
                                                           ------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) on futures contracts                       -
  Net realized gain (loss) on investments                             -
  Net change in unrealized appreciation
   (depreciation) of investments                                      -
                                                           ============

NET GAIN (LOSS) ON INVESTMENTS                                        -
                                                           ============

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         19,455,266
                                                           ============

See accompanying notes to financial statements


SATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1996


                                                                                                             Money
                                                                                                            Market
                                                                                                         Portfolio

                                                                              1996                            1995


INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Investment income - net                                              $19,455,266                     $11,720,462
  Net realized gain (loss) on investments
   and futures contracts                                                         -                               -
  Net change in unrealized appreciation
  (depreciation) of investments                                                  -                               -
                                                                       -----------                     -----------

Net increase in net assets resulting from
 operations                                                             19,455,266                      11,720,462
                                                                       -----------                     -----------

TRANSACTIONS OF INVESTORS' BENEFICIAL INTERESTS:
  Contributions                                                      1,414,075,891                     753,617,719
  Withdrawals                                                      (1,335,249,306)                   (735,213,083)
                                                                   ---------------                   -------------

  Net increase (decrease) in net assets resulting from
  transactions of investors' beneficial interests                       78,826,585                      18,404,636
                                                                       -----------                     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 98,281,851                      30,125,098
                                                                       ===========                     ===========

NET ASSETS - Beginning of period                                       254,648,374                     224,523,276
                                                                       ===========                     ===========

NET ASSETS - End of period                                            $352,930,225                    $254,648,374
                                                                       ===========                     ===========

  See accompanying notes to financial statements


FINANCIAL HIGHLIGHTS
Ratios/Supplemental Data

MONEY MARKET PORTFOLIO
                                                                                                                    For The Period
                                                                                                                       May 1, 1992
                                                                                Year Ended December 31,           to Dec. 31, 1992

                                                                  1996           1995        1994         1993


  Net Assets, End of Period ($000)                              352,930         256,126     224,523      200,148        244,272
  Ratio of Expenses to Average Net Assets                         0.19%           0.21%       0.19%        0.19%          0.18% 1
  Ratio of Net Investment Income to Average Net Assets            5.34%           5.87%       4.28%        3.09%          3.60% 1
  Ratio of Expenses to Average Net Assets, before
   waiver of fees                                                 0.33%           0.37%       0.39%        0.40%          0.40% 1
  Ratio of Net Investment Income to Average Net Assets,
   before waiver of fees                                          5.20%           5.70%       4.08%        2.88%          3.38% 1
  Portfolio Turnover Rate                                           N/A             N/A         N/A          N/A            N/A

 1 Annualized

See accompanying notes to financial statements


NOTES TO FINANCIAL STATEMENTS
December 31, 1996

1.  SIGNIFICANT ACCOUNTING POLICIES
The Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies followed by the Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments - Money market securities held in the Money Market Portfolio are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940. Amortized costs also represents cost for federal income tax purposes.

Repurchase Agreements - It is the Portfolio's policy to take possession of the collateral for repurchase agreements before payment is made to the seller. Market value of the collateral at the date of purchase must be at least 100% of the amount of the repurchase agreement.

Income Taxes - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to partnerships. Therefore, no Federal income tax provision is required.

Organizational Costs - The cost related to the organization the Portfolio has been deferred and is being amortized on a straight-line basis over a five-year period.

Other - The Portfolio follows industry practice and records security transactions on the trade date. Gains and losses on security transactions are determined on the first-in, first-out ("FIFO") basis. Interest income is recognized as earned.

2.  INVESTMENT ADVISORY, ACCOUNTING AND TRANSFER AGREEMENTS
R. Meeder & Associates (RMA), a wholly-owned subsidiary of Muirfield Investors, Inc. (MII), provides the Portfolio with investment management, research, statistical and advisory services, and pays certain other expenses of the Portfolio. For such services the Portfolio pays monthly a fee based upon the average daily value of the Portfolio's net assets at the following annual rate:
0.40% of average net assets up to $100 million and 0.25% of average net exceeding $100 million. During the year ended December 31, 1996, RMA voluntarily waived investment advisory fees in the Portfolio.

Mutual Funds Service Co. (MFS), a wholly-owned subsidiary of MII, serves as accounting services agent for the Portfolio. The minimum annual fee for all such services is $30,000. Subject to the applicable minimum fee, The Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of the Portfolio's average net assets.

Certain officers and/or trustees of each Portfolio are officers and/or directors of MII, RMA and MFS.

INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Trustees
The Money Market Portfolio:


We have audited the accompanying statement of assets and liabilities of the Money Market Portfolio (Portfolio), including the portfolio of investments, as of December 31, 1996, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1996, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio at December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.






                                                         KPMG Peat Marwick LLP
Columbus, Ohio
January 31, 1997

                         MANAGER AND INVESTMENT ADVISER

                             R. Meeder & Associates
                              6000 Memorial Drive
                                 P.O. Box 7177
                               Dublin, Ohio 43017

                               BOARD OF TRUSTEES

                             Milton S. Bartholomew
                             Dr. Roger D. Blackwell
                                 John M. Emery
                                Richard A. Farr
                               William L. Gurner
                             Robert S. Meeder, Sr.
                                Russell G. Means
                                Lowell G. Miller
                                 Walter L. Ogle
                               Phillip A. Voelker

                                   CUSTODIAN

                          Star Bank, N.A., Cincinnati
                             Cincinnati, Ohio 45201

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

                            Mutual Funds Service co.
                              6000 Memorial Drive
                               Dublin, Ohio 43017

                                    AUDITORS

                             KPMG Peat Marwick LLP
                              Columbus, Ohio 43215